Shareholders' Equity (Stock Options Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009
Shareholders' Equity [Abstract]
Number of options, Outstanding at January 1	5,227,075
Number of options, Granted	1,173,178
Number of options, Assumed	148,392
Number of options, Exercised	(1,291,535)
Number of options, Forfeited	(258,317)
Number of options, Cancelled	(15,252)
Number of options, Outstanding at December 31	4,983,541	5,227,075
Number of options, Exercisable at December 31	1,940,390
Weighted-average exercise price, Outstanding at January 1	$ 22.69
Weighted-average exercise price, Granted	$ 19.38
Weighted-average exercise price, Assumed	$ 0.46
Weighted-average exercise price, Exercised	$ 20.16
Weighted-average exercise price, Forfeited	$ 19.86
Weighted-average exercise price, Cancelled	$ 31.76
Weighted-average exercise price, Outstanding at December 31	$ 22.01	$ 22.69
Weighted-average exercise price, Exercisable at December 31	$ 25.46
Weighted-average remaining contractual term (in years), Outstanding at January 1	4.15
Weighted-average remaining contractual term (in years), Exercised	3.10
Weighted-average remaining contractual term (in years), Outstanding at December 31	4.09	4.15
Weighted-average remaining contractual term (in years), Exercisable at December 31	3.10
Aggregate intrinsic value, Outstanding at January 1	$ 63,863
Aggregate intrinsic value, Exercised	19,295	15,294	13,457
Aggregate intrinsic value, Outstanding at December 31	62,049	63,863
Aggregate intrinsic value, Exercisable at December 31	$ 17,515